CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 34.9	$ 19.2
Restricted cash	3.3	0.0
Trade receivables, net	28.5	22.9
Jack-up drilling rigs held for sale	0.0	4.5
Prepaid expenses	6.6	6.4
Deferred mobilization and contract preparation cost	17.2	5.7
Accrued revenue	20.2	20.3
Tax retentions receivable	1.9	10.5
Due from related parties	48.6	34.9
Other current assets	15.0	16.4
Total current assets	176.2	140.8
Non-current assets
Non-current restricted cash	7.8	0.0
Property, plant and equipment	3.7	5.6
Newbuildings	135.5	135.5
Jack-up drilling rigs	2,730.8	2,824.6
Equity method investments	19.4	62.7
Other non-current assets	6.9	1.9
Total non-current assets	2,904.1	3,030.3
Total assets	3,080.3	3,171.1
Current liabilities
Trade payables	34.7	20.4
Accrued expenses	60.9	51.7
Other current liabilities	22.3	23.9
Total current liabilities	117.9	96.0
Non-current liabilities
Long-term accrued interest and other items	70.1	41.1
Long-term debt	1,915.9	1,906.2
Other non-current liabilities	15.2	19.7
Onerous contracts	71.3	71.3
Total non-current liabilities	2,072.5	2,038.3
Total liabilities	2,190.4	2,134.3
Commitments and contingencies
Stockholders’ equity
Common shares of par value $0.10 per share: authorized 180,000,000 (2020: 119,326,923) shares, issued 137,218,175 (2020: 110,159,352) shares and outstanding 136,811,842 (2020: 109,429,494) shares	13.8	11.0
Treasury shares	(13.7)	(26.2)
Additional paid in capital	1,978.0	1,947.2
Accumulated deficit	(1,088.2)	(895.2)
Total equity	889.9	1,036.8
Total liabilities and equity	$ 3,080.3	$ 3,171.1